Organization and Business Operations (Details Narrative) - USD ($)			2 Months Ended	9 Months Ended	12 Months Ended
	Jan. 14, 2021	Nov. 20, 2020	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 04, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Unsecured promissory note						$ 1,364,644
Sponsor [Member] | Closing of the IPO [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Unit issued price				$ 10.00
Common Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Units issued during the period, shares
Warrant [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Transaction costs				$ 359,874
Big Cypress Acquisition Corp [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Units issued during the period, shares		2,156,250
Unit issued price		$ 0.012					$ 0.008
Proceeds from IPO				$ 116,150,000
Description of units	In addition, if (x) the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial business combination at an issue price or effective issue price of less than $9.20 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Company’s sponsor or its affiliates, without taking into account any founder shares held by the Company’s sponsor or its affiliates, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial business combination on the date of the consummation of the initial business combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates the initial business combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described below under “Redemption of warrants” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price
Pro rata interest	$ 10.10
Agreement Description	In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, reduce the amount of funds in the trust account to below the lesser of (i) $10.10 per public share and (ii) the actual amount per public share held in the trust account as of the date of the liquidation of the trust account, if less than $10.10 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the trust account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of this offering against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked its Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether its Sponsor has sufficient funds to satisfy its indemnity obligations and believe that the Company’s Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that its Sponsor would be able to satisfy those obligations.		The Company’s initial stockholder has agreed not to transfer, assign or sell 50% of its founder shares until the earlier to occur of (A) six months after the completion of the Company’s initial business combination or (B) the date the last sale price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after the Company’s initial business combination, and not to transfer, assign or sell the remaining 50% of the founder shares until six months after the completion of the Company’s initial business combination, or earlier, if, in either case, subsequent to the Company’s initial business combination, the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of the Company’s initial stockholders with respect to any founder shares.	The Company’s initial stockholder has agreed not to transfer, assign or sell 50% of its founder shares until the earlier to occur of (A) six months after the completion of the Company’s initial business combination or (B) the date the last sale price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after the Company’s initial business combination, and not to transfer, assign or sell the remaining 50% of the founder shares until six months after the completion of the Company’s initial business combination, or earlier, if, in either case, subsequent to the Company’s initial business combination, the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of the Company’s initial stockholders with respect to any founder shares.
Cash	$ 1,200,000		$ 84,836		$ 84,836
Working capital deficit			219,107		219,107
Unsecured promissory note	1,200,000		150,000		$ 150,000
Big Cypress Acquisition Corp [Member] | Maximum [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Interest to pay dissolution expenses	$ 100,000
Big Cypress Acquisition Corp [Member] | Sponsor [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Capital contribution			$ 25,000
Big Cypress Acquisition Corp [Member] | Sponsor [Member] | Closing of the IPO [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Unit issued price	$ 10.00		$ 10.00		$ 10.00
Sale of units	417,200		417,200	417,200
Proceeds from sale of units	$ 4,172,000		$ 4,172,000	$ 4,172,000
Big Cypress Acquisition Corp [Member] | Common Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Unit issued price	$ 11.50			$ 12.50
Big Cypress Acquisition Corp [Member] | Warrant [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Warrant liability expense	$ 359,874
IPO [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Transaction costs	$ 6,038,360			$ 6,108,360
IPO [Member] | Big Cypress Acquisition Corp [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Units issued during the period, shares	11,500,000
Unit issued price	$ 10.00
Proceeds from IPO	$ 115,000,000
Description of units	Each Unit consists of one share of common stock, and one-half redeemable warrant to purchase one share of common stock at a price of $11.50 per whole share.
Proceeds from sale of units	$ 116,150,000
Transaction costs	6,108,360
Underwriting fee	1,529,500
Deferred underwriting fee	4,220,500
Other offering costs	$ 358,360
Agreement Description	The Company will have 15 months (or up to 21 months) from the closing of the IPO on January 14, 2021 to consummate a Business Combination (the “Combination Period”). However, if the Company is unable to complete a Business Combination within the Combination Period, the Company will redeem 100% of the outstanding public shares for a pro rata portion of the funds held in the trust account, equal to the aggregate amount then on deposit in the trust account including interest earned on the funds held in the trust account and not previously released to the Company to pay its franchise and income taxes, divided by the number of then outstanding public shares, subject to applicable law and as further described in registration statement, and then seek to dissolve and liquidate.
Other offering costs	$ 288,360
Agreement description	The Company will have 15 months (or up to 21 months) from the closing of the IPO to consummate a Business Combination (the “Combination Period”). However, if the Company is unable to complete a Business Combination within the Combination Period, the Company will redeem 100% of the outstanding public shares for a pro rata portion of the funds held in the trust account, equal to the aggregate amount then on deposit in the trust account including interest earned on the funds held in the trust account and not previously released to the Company to pay its franchise and income taxes, divided by the number of then outstanding public shares, subject to applicable law and as further described in registration statement, and then seek to dissolve and liquidate.
Over-Allotment Option [Member] | Big Cypress Acquisition Corp [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Units issued during the period, shares	1,500,000
Unit issued price	$ 10.10
Proceeds from IPO	$ 115,000,000